Mining and Income Taxation - Summary of Components of Mining and Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Components of Mining and Income Tax [Line Items]
Dividend withholding tax	$ (13.1)	$ (21.3)	$ (29.5)
Total mining and income taxation	(465.1)	(442.1)	(424.9)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(399.4)	(395.7)	(426.5)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	41.4	65.9	45.9
Non-deductible share-based payments	(3.0)	(2.3)	(4.3)
Non-deductible exploration expense	(0.2)	(0.1)	(9.6)
Deferred tax assets not recognised on impairment of FSE	0.0	(38.6)	(10.5)
Non-deductible interest paid	(21.8)	(21.7)	(22.2)
Share of results of equity accounted investees, net of taxation	(10.8)	3.4	(10.9)
Non-taxable capital gains portion of Yamana break fee and transaction costs	5.8	18.2	0.0
Non-taxable fair value loss on Maverix warrants	0.0	0.0	(1.4)
Dividend withholding tax	(13.1)	(21.3)	(29.5)
Net non-deductible expenditure and non-taxable income	(17.6)	(18.2)	(26.7)
Deferred tax on unremitted earnings at Tarkwa and Cerro Corona	0.0	0.0	15.7
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US Dollar	2.5	4.2	(8.6)
Various Peruvian non-deductible expenses	(6.1)	(5.3)	(7.9)
Deferred tax assets recognised at Salares Norte	0.0	(4.2)	96.7
Prior year adjustments	(3.3)	(2.7)	(6.4)
Deferred tax charge on change of tax rate at South Deep	0.0	(5.7)	0.0
Other	(4.1)	(4.7)	0.1
Total mining and income taxation	$ (465.1)	$ (442.1)	$ (424.9)
South African statutory mining tax rate	33.00%	34.00%	34.00%
Deferred taxation	$ 172.2	$ 195.5
Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian			$ 12.2
Damang and Tarkwa
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Deferred tax assets not recognised	(30.3)	1.2	(6.6)
Cerro Corona
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Deferred tax assets not recognised	(5.1)	(14.4)	(12.2)
Deferred tax assets not recognised	5.1	14.4
Yamana
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Capital gains taxation		65.2
Cerro Cerona and Damang
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Gain/(loss) on financial instruments			45.8
Cerro Cerona and Damang | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian			3.4
Deferred tax asset losses on financial instruments			15.6
Ghanaian operations | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian	30.3	1.2	6.6
Deferred taxation	11.0	6.0	14.0
Ghanaian operations | Deferred tax assets recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Deferred tax assets provision for expected credit loss	33.2	17.5	41.1
Deferred taxation	3.2	7.2	$ 7.4
Salaries Norte
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Total project progress			62.50%
Construction progress			55.00%
Damang | Deferred tax assets not recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Deferred tax assets at Cerro Cerona, Damang and Ghanaian	11.3	0.0	$ 0.0
Damang | Deferred tax assets recognized
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Deferred tax assets from net realisable inventory value adjustments	11.2	0.0	0.0
South African taxation
Disclosure of Components of Mining and Income Tax [Line Items]
– company and capital gains taxation	(6.0)	(65.3)	(3.8)
Dividend withholding tax	(5.9)	(13.1)	(24.3)
- prior year adjustment - current taxation	4.8	0.0	0.8
– deferred taxation	(84.6)	(80.2)	(27.4)
– prior year adjustment – deferred taxation	0.0	1.7	(3.4)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Dividend withholding tax	(5.9)	(13.1)	(24.3)
Foreign taxation
Disclosure of Components of Mining and Income Tax [Line Items]
Dividend withholding tax	(5.4)	(4.7)	0.0
- prior year adjustment - current taxation	(2.8)	(5.9)	(3.5)
– deferred taxation	77.8	111.5	54.6
– current taxation	(443.0)	(386.1)	(417.9)
Total mining and income taxation	(465.1)	(442.1)	(424.9)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Dividend withholding tax	(5.4)	(4.7)	0.0
Total mining and income taxation	$ (465.1)	(442.1)	$ (424.9)
Adjustments for deferred tax of prior periods related to hedges		13.3
Foreign taxation | Damang and Tarkwa
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2022: 34.0% and 2021: 34.0%) were:
Transfer pricing payment		$ 19.2